Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Valuation allowance	$ 2,879,551	$ 3,229,449
Federal net operating loss carryforwards	$ 49,287,572	$ 40,443,870
Federal income tax rate	21.00%	21.00%
Heritage Distilling Holding Company, Inc. [Member]
Income Taxes [Line Items]
Ownership percentage	50.00%